3. Loans Impaired, Fair Value Measurements (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Mortgage loans held for sale	$ 4,149	$ 1,375
Impaired loans	31,818	34,633
Other real estate	739	2,016
Level 1
Mortgage loans held for sale	0	0
Impaired loans	0	0
Other real estate	0	0
Level 2
Mortgage loans held for sale	0	0
Impaired loans	0	0
Other real estate	0	0
Level 3
Mortgage loans held for sale	4,149	1,375
Impaired loans	31,818	34,633
Other real estate	$ 739	$ 2,016